LEASES - Capital Leases, net (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Leases [Abstract]
Leases	$ 9,423	$ 9,335	$ 9,200
Less: accumulated depreciation	1,113	526	1,600
Leases, net	$ 8,310	$ 8,809	$ 7,600